Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets
Intangible assets, net consist of the following:

		December 31, 2022
(Amounts in millions)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.0	$123	$—	$(85)	$38
Other finite-lived intangible assets - customer relationships and other	8.9	30	—	(16)	14
Total intangible assets, net		$153	$—	$(101)	$52

		December 31, 2021
(Amounts in millions)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.5	$134	$—	$(80)	$54
Other finite-lived intangible assets - customer relationships and other	6.7	17	—	(14)	3
Indefinite-lived intangible assets - trademarks		2	(2)	—	—
Total intangible assets, net		$153	$(2)	$(94)	$57

Indefinite-lived intangible assets
Intangible assets, net consist of the following:

		December 31, 2022
(Amounts in millions)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.0	$123	$—	$(85)	$38
Other finite-lived intangible assets - customer relationships and other	8.9	30	—	(16)	14
Total intangible assets, net		$153	$—	$(101)	$52

		December 31, 2021
(Amounts in millions)	Weighted-Average Remaining Useful Lives (in years)	Gross Carrying Amount	Intangibles Sold	Accumulated Amortization	Net Carrying Amount
Capitalized software	2.5	$134	$—	$(80)	$54
Other finite-lived intangible assets - customer relationships and other	6.7	17	—	(14)	3
Indefinite-lived intangible assets - trademarks		2	(2)	—	—
Total intangible assets, net		$153	$(2)	$(94)	$57

Future amortization expense	Future amortization expense related to intangible assets as of December 31, 2022 is expected to be as follows:

(Amounts in millions)	Total
2023	$24
2024	14
2025	6
2026	2
2027	2
2028 and beyond	4
Total	$52